Exhibit 99.1
Servicer’s Certificate
Drive 2007-3

Distribution Date	1/15/2008
Period No	3
Collection Period:	12/1/2007 - 12/31/07

I. Funds Available for Distribution
Scheduled Principal Payments Received	3,147,857.33
Partial and Full Prepayments Received	1,653,402.26
Interest Payments Received	8,363,220.82
Interest Deposit for Repurchased Receivables	241,712.08
Other Amounts Received	12,835.19
Proceeds on Defaulted Receivables Prior to Charge Off	589,500.20
Recoveries on Previously Charged Off Receivables	4,803.88
Less Netted Expenses	5,888.40
Net Swap Receipts	37,165.51
Swap Termination Account	0.00
Repurchased Receivables	13,215,151.50
Interest on Collections Account	22.64
Interest and Other for Prefunding Account	0.00
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	0.00
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	0.00
Total Funds Available		27,259,783.01

II. Principal
Beginning Original Pool Contracts	560,088,843.54
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		560,088,843.54
Principal Portion of Scheduled Payments	3,147,857.33
Principal Portion of Prepayments (partial and full)	1,653,402.26
Principal Portion of Repurchased Receivables	13,128,312.56
Principal Balance of Charged Off Receivables	905,827.53
Aggregate Amount of Cram Down Loss	12,992.61
Principal Distributable Amount	18,848,392.29
Ending Principal Balance		541,240,451.25

III. Distribution
1. Indenture Trustee Fee	4,200.67
2. Trust Collateral Agent	5,478.65
3. Owner Trustee Fee	291.67
4. Servicer or Successor Servicing Fee	1,400,222.11
5. Net Swap Payments Due Counterparty	0.00
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	288,364.94
b. Class A2-A Interest	112,916.67
c. Class A2-B Interest	498,721.46
d. Class A3 Interest	537,483.33
e. Class A4-A Interest	230,000.00
f. Class A4-B Interest	539,677.92
7. Note Insurer Fee	77,595.00
8. Class A Principal Distributable and Principal Carryover Amounts
a. Class A1 Principal Distributable Amount	16,492,343.25
b. Class A2-A Principal Distributable Amount	0.00
c. Class A2-B Principal Distributable Amount	0.00
d. Class A3 Principal Distributable Amount	0.00
d. Class A4-A Principal Distributable Amount	0.00
d. Class A4-B Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	7,072,487.34
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	0.00
Total Distribution Amount		27,259,783.01

Servicer’s Certificate
Drive 2007-3

Distribution Date	1/15/2008
Period No	3
Collection Period:	12/1/2007 - 12/31/07

IV. Balance
Original Pool Total	571,428,600.72	Class A1 Pool Factor	0.65695
Beginning Pool Total	560,088,843.54	Class A2-A Pool Factor	1.00000
Ending Pool Total	541,240,451.25	Class A2-B Pool Factor	1.00000
		Class A3 Pool Factor	1.00000

Original Note Total	500,000,000.00	Class A4-A Pool Factor	1.00000
Beginning Note Total	490,077,712.47	Class A4-B Pool Factor	1.00000
Ending Note Total	473,585,369.22

Class A1 Original Balance	77,000,000.00	Class A3 Original Balance	119,000,000.00
Class A1 Beginning Balance	67,077,712.47	Class A3 Beginning Balance	119,000,000.00
Class A1 Ending Balance	50,585,369.22	Class A3 Ending Balance	119,000,000.00

Class A2-A Original Balance	25,000,000.00	Class A4-A Original Balance	50,000,000.00
Class A2-A Beginning Balance	25,000,000.00	Class A4-A Beginning Balance	50,000,000.00
Class A2-A Ending Balance	25,000,000.00	Class A4-A Ending Balance	50,000,000.00

Class A2-B Original Balance	111,000,000.00	Class A4-B Original Balance	118,000,000.00
Class A2-B Beginning Balance	111,000,000.00	Class A4-B Beginning Balance	118,000,000.00
Class A2-B Ending Balance	111,000,000.00	Class A4-B Ending Balance	118,000,000.00

Note Insurer Reimbursement	0.00

V. Pool Information
	Beginning of Period	End of Period
Pool Balance	560,088,843.54	541,240,451.25
Wtd Avg Coupon	20.85%	20.83%
Wtd Avg Original Term	65.60	65.62
Wtd Avg Remaining Term	62.04	61.21
# Contracts	32,490	31,613
Account to Collector Ratio*	581	610

*	Includes outsourced FTE
VI. Delinquency Information

	Contract Count	Principal Balance	Pool Balance %
31- 60 Days Delinquent	4,113	72,114,707.65	13.32%
61- 90 Days Delinquent	1,346	23,070,563.78	4.26%
91- 120 Days Delinquent	274	4,936,783.37	0.91%
Defaulted Receivables	1,346	22,690,552.27	4.19%

Servicer’s Certificate
Drive 2007-3

Distribution Date	1/15/2008
Period No	3
Collection Period:	12/1/2007 - 12/31/07

VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period	147	2,757,974.84
Vehicles Repossessed in Current Period	200	3,751,543.17
Repossessed Vehicles Sold in Current Period	19	403,974.79
Repossessed Vehicles Reinstated in Current Period	7	116,724.70
Repossessed Vehicle Adjustment in Current Period	104	1,931,435.86
Repossessed Inventory — End of Collection Period	217	4,057,382.66

VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	338,459.92
Recoveries on Previously Charged-Off Receivables	4,803.88
Expenses	0.00
Net Losses in Current Period	333,656.04
Recoveries on Repurchased Receivables	86,838.94
Cum. Net Losses to Date	626,200.19
Cum. Net Loss to (% of Pool)	0.11
Extension Count	66.00
Extension Balance	1,354,391.96
Modified Cumulative Net Loss	15,307,069.75
Modified Cumulative Net Loss to (% of Pool)	2.68

IX. Reserve Fund
Beginning of Reserve Balance	11,715,734.99
Letter of Credit	50,000,000.00
Reinvestment Income	33,922.11
Deposits	7,072,487.34
Withdrawals	0.00
Release to Certificate Account	0.00
Ending Reserve Balance	68,822,144.44	12.72%
Reserve Fund Requirement	75,773,663.18	14.00%
Cash Reserve	18,822,144.44	3.48%

X. (RESERVED)

Servicer’s Certificate
Drive 2007-3

Distribution Date	1/15/2008
Period No	3
Collection Period:	12/1/2007 - 12/31/07

XI. Triggers
1. Insolvency		No
2. Unremedied Breach		No
3. Insurance Policy Payment		No
4. Cessation of Valid Perfected Security Interest		No	Average	Current Month	Previous Month	Previous Month
5. Both		No
(i) Average Delinquency Ratio (last 3 months)	Limit: 6.42		2.95	5.17	3.53	0.16
(ii) Modified Cumulative Net Loss	Limit: 4.29			2.68
6. Cumulative Net Loss Ratio	Limit: 4.29	No				0.11
7. Extension Ratio	Limit: 4.00	No	0.08	0.21	0.02	0.00
8. Master Servicer’s Tangible Net Worth	Limit: N/A	No	N/A
9. Master Servicer’s Net Loss		No
10. Unsatisfied Judgment		No
11. Assignment of Rights of Sponsor or Master Servicer		No
12. IRS or ERISA Lien		No
13. Warehouse Facility Compliance		No
14. Banco Santander Central Hispano, S.A. fails to own at least 51% of Master Servicer		No
15. Servicer Payment Default		No
16. Event of Default or Termination Event		No
XII. Reserve Event

			Average	Current Month	Previous Month	Previous Month
1. Delinquency	Limit: 6.42	No	2.95	5.17	3.53	0.16
2. Cumulative Net Loss	Limit: 3.19	No		0.11

XIII. Monthly Remittance Condition Satisfied		Yes

Santander Consumer USA Inc., as Servicer
By:	/s/ Mark McCastlain
	Name:	Mark McCastlain
	Title:	Vice President
	Date:	January 07, 2008

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